AVAILABLE-FOR-SALE SECURITIES (Details Textual) (USD $)	0 Months Ended		12 Months Ended
	Jun. 10, 2010	Oct. 11, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Ordinary price per share on date of grant	$ 0.60	$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1	20.00%	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2	80.00%	80.00%
Forfeited - Number of Options			20,000	20,000
Number of Options, Outstading			1,020,000	1,040,000	1,510,000
Equity pick up			$ (197,276)	$ 166,735	$ 192,399	$ 13,897
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Jun. 10, 2015	Oct. 11, 2012
Argex Mining Inc [Member]
Schedule of Available-for-sale Securities [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					300,000
Ordinary price per share on date of grant					$ 0.495
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1					25.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2					75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				150,000	75,000
Forfeited - Number of Options					75,000
Number of Options, Outstading					150,000
Proceeds from Issuance or Sale of Equity				156,267
Equity pick up				$ 43,409
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Jul. 26, 2012